Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

The changes in the carrying amounts of goodwill attributable to BB&T’s operating segments are reflected in the table below. There have been no goodwill impairments recorded to date.

	Community Banking	Residential Mortgage Banking	Dealer Financial Services	Specialized Lending	Insurance Holdings	Financial Services	Total
	(Dollars in millions)
Goodwill, January 1, 2014	$4,924	$7	$111	$88	$1,492	$192	$6,814
Acquired goodwill, net	29	—	—	—	12	—	41
Contingent consideration	—	—	—	—	14	—	14
Other adjustments	(319)	319	—	—	—	—	—
Goodwill, December 31, 2014	4,634	326	111	88	1,518	192	6,869
Acquired goodwill, net	1,501	43	—	155	16	11	1,726
American Coastal sale	—	—	—	—	(49)	—	(49)
Other adjustments	5	—	—	—	(3)	—	2
Goodwill, December 31, 2015	6,140	369	111	243	1,482	203	8,548
Acquired goodwill, net	753	39	—	2	270	9	1,073
Other adjustments	139	8	—	(132)	—	2	17
Goodwill, December 31, 2016	$7,032	$416	$111	$113	$1,752	$214	$9,638

During 2014, the transfer of closed-end, first and second lien position residential mortgage loans from Community Banking to Residential Mortgage Banking resulted in a reallocation of the related goodwill, which is included in other adjustments in the above table.

During 2015, BB&T sold American Coastal, which resulted in the allocation and write-off of goodwill from the Insurance Holdings segment.

During 2016, the valuations and purchase price allocation for Susquehanna were finalized and are included in other adjustments in the above table.

The acquisition of Swett & Crawford provided goodwill of $269 million and identifiable intangible assets of $224 million. The identifiable intangible assets are being amortized over a weighted average term of 13 years based upon the estimated economic benefits received. Approximately $135 million of the goodwill and identifiable intangible assets is deductible for tax purposes.

The following table presents information for identifiable intangible assets subject to amortization:

		December 31, 2016			December 31, 2015
	Wtd. Avg. Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Years)	(Dollars in millions)
CDI	7.9	$970	$(710)	$260	$903	$(634)	$269
Other, primarily customer relationship intangibles	13.0	1,415	(821)	594	1,164	(747)	417
Total		$2,385	$(1,531)	$854	$2,067	$(1,381)	$686

	Year Ended December 31,
	2017	2018	2019	2020	2021
	(Dollars in millions)
Estimated amortization expense of identifiable intangibles	$141	$123	$104	$87	$74